Lease (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Lease
Right-of-use assets	¥ 42,100	$ 6,015	¥ 7,151
Operating lease liability	¥ 36,974		¥ 19,100